Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Loans	¥ 222	¥ 188
Loans held-for-sale	5	3
Other investments	11	17
Premises and equipment-net	1
Total assets at fair value	239	208
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 1
Assets:
Other investments		5
Total assets at fair value		5
Level 2
Assets:
Loans held-for-sale	5	2
Total assets at fair value	5	2
Level 3
Assets:
Loans	222	188
Loans held-for-sale		1
Other investments	11	12
Premises and equipment-net	1
Total assets at fair value	234	201
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Aggregate cost
Assets:
Loans	343	282
Loans held-for-sale	5	6
Other investments	16	21
Premises and equipment-net	5	4
Goodwill		6
Total assets at fair value	¥ 369	¥ 319